Lines of Credit Payable (Details Textual) - USD ($)	1 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 54,249,000	$ 57,582,000
Casino Operators [Member] | Scenario, Forecast [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ 5,400,000